Prepaid expenses - Summary of Prepaid Expenses (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Prepayments [Line Items]
Personnel		$ 822	$ 948
Suppliers	[1]	3,643	2,710
Other		833	698
Total		5,298	4,356
Current		5,143	4,152
Non-Current		$ 155	$ 204

[1]	Refers mainly to advances payment to hosting and software suppliers.